Schedule of Investments (unaudited)	iShares® Global Financials ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.4%
ANZ Group Holdings Ltd.	109,372	$2,054,848
ASX Ltd.	7,053	281,420
Commonwealth Bank of Australia	60,950	5,163,156
Insurance Australia Group Ltd.	85,690	406,217
Macquarie Group Ltd.	12,926	1,758,858
Medibank Pvt Ltd.	100,154	248,213
National Australia Bank Ltd.	112,655	2,716,701
QBE Insurance Group Ltd.	54,861	633,294
Suncorp Group Ltd.	45,961	531,493
Westpac Banking Corp.	126,121	2,283,691
		16,077,891
Austria — 0.2%
Erste Group Bank AG	12,667	599,595

Belgium — 0.4%
Ageas SA/NV	6,202	282,977
Groupe Bruxelles Lambert NV	3,530	251,341
KBC Group NV	12,304	866,971
		1,401,289
Brazil — 0.5%
B3 SA - Brasil Bolsa Balcao	204,841	375,230
Banco do Brasil SA	104,147	497,624
NU Holdings Ltd.(a)	88,551	1,141,422
		2,014,276
Canada — 6.3%
Bank of Montreal	26,588	2,231,717
Bank of Nova Scotia (The)	44,747	2,046,904
Brookfield Asset Management Ltd.	13,503	514,043
Brookfield Corp., Class A	52,080	2,166,114
Canadian Imperial Bank of Commerce	33,934	1,613,542
Intact Financial Corp.	6,495	1,082,508
Manulife Financial Corp.	65,193	1,736,034
National Bank of Canada	12,350	979,568
Power Corp. of Canada	19,964	554,827
Royal Bank of Canada	51,487	5,481,584
Sun Life Financial Inc.	21,291	1,043,968
Toronto-Dominion Bank (The)	64,616	3,551,861
		23,002,670
Chile — 0.1%
Banco de Chile	1,565,406	174,681
Banco Santander Chile, ADR	6,004	113,055
		287,736
China — 2.0%
Bank of China Ltd., Class H	3,047,000	1,501,582
China Construction Bank Corp., Class H	3,571,720	2,640,293
China Merchants Bank Co. Ltd., Class H	121,500	552,113
Industrial & Commercial Bank of China Ltd., Class H	2,592,000	1,540,630
Ping An Insurance Group Co. of China Ltd., Class H	228,500	1,035,237
		7,269,855
Colombia — 0.0%
Bancolombia SA, ADR	4,135	135,008

Denmark — 0.3%
Danske Bank A/S	24,804	739,804
Tryg A/S	12,519	273,523
		1,013,327
Finland — 0.2%
Sampo OYJ, Class A	16,989	732,638
Security	Shares	Value

France — 1.7%
AXA SA	63,655	$2,086,053
BNP Paribas SA	36,122	2,310,077
Credit Agricole SA	40,873	558,105
Edenred SE	9,108	386,287
Euronext NV(b)	3,628	336,208
Societe Generale SA	25,148	591,257
Worldline SA/France(a)(b)	9,062	98,755
		6,366,742
Germany — 2.7%
Allianz SE, Registered	14,267	3,962,388
Commerzbank AG	36,094	547,482
Deutsche Bank AG, Registered	72,393	1,157,025
Deutsche Boerse AG	6,921	1,414,630
Hannover Rueck SE	2,167	548,551
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	4,856	2,427,783
		10,057,859
Hong Kong — 1.1%
AIA Group Ltd.	408,200	2,761,778
Hong Kong Exchanges & Clearing Ltd.	44,300	1,417,738
		4,179,516
Ireland — 0.2%
AIB Group PLC	60,260	318,239
Bank of Ireland Group PLC	35,215	367,872
		686,111
Italy — 1.8%
Assicurazioni Generali SpA	40,317	1,003,650
Banco BPM SpA	55,224	355,411
FinecoBank Banca Fineco SpA	22,205	329,950
Intesa Sanpaolo SpA	585,868	2,177,328
Mediobanca Banca di Credito Finanziario SpA	23,174	339,222
Nexi SpA(a)(b)	31,025	189,128
UniCredit SpA	61,043	2,258,958
		6,653,647
Japan — 5.5%
Dai-ichi Life Holdings Inc.	34,600	926,582
Daiwa Securities Group Inc.	53,200	408,433
Japan Exchange Group Inc.	18,800	440,923
Japan Post Holdings Co. Ltd.	67,500	670,932
Mitsubishi UFJ Financial Group Inc.	449,300	4,848,858
Mizuho Financial Group Inc.	92,810	1,953,408
MS&AD Insurance Group Holdings Inc.	48,500	1,082,811
Nomura Holdings Inc.	106,100	612,869
ORIX Corp.	42,400	939,748
Resona Holdings Inc.	84,700	563,436
Sompo Holdings Inc.	35,700	764,826
Sumitomo Mitsui Financial Group Inc.	48,000	3,221,994
Sumitomo Mitsui Trust Holdings Inc.	26,654	612,541
T&D Holdings Inc.	19,900	347,594
Tokio Marine Holdings Inc.	71,900	2,701,933
		20,096,888
Mexico — 0.2%
Grupo Financiero Banorte SAB de CV, Class O	90,499	705,195

Netherlands — 1.4%
ABN AMRO Bank NV, CVA(b)	15,100	247,997
Adyen NV(a)(b)	1,131	1,343,261
Aegon Ltd.	44,585	275,666
ASR Nederland NV	5,425	258,277
EXOR NV, NVS	3,447	360,063
ING Groep NV	127,386	2,188,831

Schedule of Investments (unaudited) (continued)	iShares® Global Financials ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
NN Group NV	10,621	$493,648
		5,167,743
Norway — 0.2%
DNB Bank ASA	32,488	637,443

Peru — 0.1%
Credicorp Ltd.	2,501	403,486

Singapore — 1.3%
DBS Group Holdings Ltd.	73,860	1,945,384
Oversea-Chinese Banking Corp. Ltd.	141,300	1,500,519
United Overseas Bank Ltd.	56,100	1,294,020
		4,739,923
South Korea — 0.4%
KB Financial Group Inc.	13,669	777,494
Shinhan Financial Group Co. Ltd.	17,511	610,468
		1,387,962
Spain — 1.6%
Banco Bilbao Vizcaya Argentaria SA	212,589	2,134,073
Banco de Sabadell SA	199,481	385,127
Banco Santander SA	576,308	2,681,430
CaixaBank SA	146,675	778,924
		5,979,554
Sweden — 1.7%
EQT AB	13,242	388,221
Industrivarden AB, Class A	5,261	179,211
Industrivarden AB, Class C	5,928	200,170
Investor AB, Class B	66,347	1,818,110
Nordea Bank Abp	127,175	1,516,002
Skandinaviska Enskilda Banken AB, Class A	60,870	899,942
Svenska Handelsbanken AB, Class A	57,541	549,869
Swedbank AB, Class A	33,119	682,194
		6,233,719
Switzerland — 2.7%
Baloise Holding AG, Registered	1,686	297,247
Julius Baer Group Ltd.	7,502	419,603
Partners Group Holding AG	794	1,016,761
Swiss Life Holding AG, Registered	1,069	784,574
Swiss Re AG	10,522	1,304,485
UBS Group AG, Registered	110,465	3,244,373
Zurich Insurance Group AG	5,332	2,840,332
		9,907,375
Taiwan — 0.6%
Cathay Financial Holding Co. Ltd.	351,521	638,390
CTBC Financial Holding Co. Ltd.	714,000	832,583
Fubon Financial Holding Co. Ltd.	306,400	748,287
		2,219,260
United Kingdom — 4.7%
3i Group PLC	35,445	1,366,081
abrdn PLC	68,227	127,421
Admiral Group PLC	9,533	315,018
Aviva PLC	100,422	604,872
Barclays PLC	516,439	1,364,646
Hargreaves Lansdown PLC	12,785	182,243
HSBC Holdings PLC	684,120	5,905,324
Intermediate Capital Group PLC	10,713	293,796
Legal & General Group PLC	215,739	617,783
Lloyds Banking Group PLC	2,294,735	1,582,711
London Stock Exchange Group PLC	14,634	1,735,275
M&G PLC	86,347	221,982
NatWest Group PLC, NVS	198,401	780,528
Security	Shares	Value

United Kingdom (continued)
Phoenix Group Holdings PLC	34,669	$228,224
Prudential PLC	100,129	907,871
Schroders PLC	33,438	153,030
St. James’s Place PLC	19,794	136,021
Standard Chartered PLC	77,629	700,948
		17,223,774
United States — 56.6%
Aflac Inc.	18,770	1,676,349
Allstate Corp. (The)	9,650	1,540,719
American Express Co.	20,694	4,791,696
American International Group Inc.	24,067	1,786,734
Ameriprise Financial Inc.	3,607	1,540,874
Aon PLC, Class A	7,911	2,322,511
Arch Capital Group Ltd.(a)	13,653	1,377,451
Arthur J Gallagher & Co.	7,953	2,062,292
Assurant Inc.	1,858	308,893
Bank of America Corp.	247,606	9,847,291
Bank of New York Mellon Corp. (The)	27,145	1,625,714
Berkshire Hathaway Inc., Class B(a)	65,884	26,801,611
BlackRock Inc.(c)	5,073	3,994,074
Blackstone Inc., NVS	25,947	3,212,239
Brown & Brown Inc.	8,692	777,152
Capital One Financial Corp.	13,852	1,917,809
Cboe Global Markets Inc.	3,787	644,017
Charles Schwab Corp. (The)	54,391	4,008,073
Chubb Ltd.	14,760	3,764,981
Cincinnati Financial Corp.	5,719	675,414
Citigroup Inc.	69,304	4,398,032
Citizens Financial Group Inc.	16,392	590,604
CME Group Inc.	13,111	2,577,623
Corpay Inc.(a)	2,551	679,612
Discover Financial Services	9,109	1,191,548
Everest Group Ltd.	1,574	599,725
FactSet Research Systems Inc.	1,401	571,986
Fidelity National Information Services Inc.	20,169	1,519,936
Fifth Third Bancorp	24,804	905,098
Fiserv Inc.(a)	21,330	3,179,023
Franklin Resources Inc.	11,008	246,029
Global Payments Inc.	9,267	896,119
Globe Life Inc.	3,003	247,087
Goldman Sachs Group Inc. (The)	11,739	5,309,784
Hartford Financial Services Group Inc. (The)	10,827	1,088,547
Huntington Bancshares Inc./Ohio	53,176	700,860
Intercontinental Exchange Inc.	20,853	2,854,567
Invesco Ltd.	16,552	247,618
Jack Henry & Associates Inc.	2,667	442,775
JPMorgan Chase & Co.	104,508	21,137,788
KeyCorp	33,950	482,430
KKR & Co. Inc.	24,730	2,602,585
Loews Corp.	6,553	489,771
M&T Bank Corp.	6,039	914,063
MarketAxess Holdings Inc.	1,377	276,130
Marsh & McLennan Companies Inc.	17,917	3,775,470
Mastercard Inc., Class A	29,878	13,180,978
MetLife Inc.	21,678	1,521,579
Moody’s Corp.	5,697	2,398,038
Morgan Stanley	45,438	4,416,119
MSCI Inc., Class A	2,882	1,388,404
Nasdaq Inc.	13,841	834,059
Northern Trust Corp.	7,373	619,185
PayPal Holdings Inc.(a)	37,963	2,202,993
PNC Financial Services Group Inc. (The)	14,496	2,253,838

Schedule of Investments (unaudited) (continued)	iShares® Global Financials ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Principal Financial Group Inc.	7,930	$622,109
Progressive Corp. (The)	21,317	4,427,754
Prudential Financial Inc.	13,020	1,525,814
Raymond James Financial Inc.	6,728	831,648
Regions Financial Corp.	33,637	674,085
S&P Global Inc.	11,656	5,198,576
State Street Corp.	10,999	813,926
Synchrony Financial	14,816	699,167
T Rowe Price Group Inc.	8,104	934,472
Travelers Companies Inc. (The)	8,312	1,690,162
Truist Financial Corp.	48,570	1,886,945
U.S. Bancorp	56,699	2,250,950
Visa Inc., Class A(d)	57,288	15,036,381
W R Berkley Corp.	7,383	580,156
Wells Fargo & Co.	126,877	7,535,225
Willis Towers Watson PLC	3,736	979,355
		207,102,622

Total Common Stocks — 98.9%
(Cost: $335,915,441)		362,283,104

Preferred Stocks

Brazil — 0.5%
Banco Bradesco SA, Preference Shares, ADR	193,450	433,328
Itau Unibanco Holding SA, Preference Shares, ADR	176,462	1,030,538
Itausa SA, Preference Shares, NVS	198,161	348,105
		1,811,971

Total Preferred Stocks — 0.5%
(Cost: $2,580,018)		1,811,971

Total Long-Term Investments — 99.4%
(Cost: $338,495,459)		364,095,075
Security	Shares	Value

Short-Term Securities

Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(e)(f)	15,384,683	$15,389,299
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(e)	650,000	650,000

Total Short-Term Securities — 4.4%
(Cost: $16,040,837)		16,039,299

Total Investments — 103.8%
(Cost: $354,536,296)		380,134,374

Liabilities in Excess of Other Assets — (3.8)%		(13,939,806)

Net Assets — 100.0%		$366,194,568

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	All or a portion of this security is on loan.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,679,067	$—		$(2,288,400	)(a)	$117	$(1,485)	$15,389,299	15,384,683	$8,633	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	510,000	140,000	(a)	—		—	—	650,000	650,000	12,984		—
BlackRock Inc.	4,622,033	34,149		(405,550)		(39,417)	(217,141)	3,994,074	5,073	27,601		—
						$(39,300)	$(218,626)	$20,033,373		$49,218		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Financials ETF
June 30, 2024

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Financial Select Sector Index	14	09/20/24	$1,793	$18,696
Euro STOXX 50 Index	5	09/20/24	263	291
FTSE 100 Index	4	09/20/24	414	91
				$19,078

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$233,650,993	$128,632,111	$—	$362,283,104
Preferred Stocks	1,811,971	—	—	1,811,971
Short-Term Securities
Money Market Funds	16,039,299	—	—	16,039,299
	$251,502,263	$128,632,111	$—	$380,134,374
Derivative Financial Instruments(a)
Assets
Equity Contracts	$18,696	$382	$—	$19,078

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

NVS	Non-Voting Shares

4